Total assets pledged to creditors available for sale or repledge (Detail) - Total assets pledged to creditors [Member] - EUR (€) € in Millions		Dec. 31, 2018	Dec. 31, 2017	[2]
Total assets pledged to creditors [Line Items]
Financial assets at fair value through profit or loss	[1]	€ 45,640	€ 71,278
Financial assets at fair value through other comprehensive income	[1]	3,201	0
Financial assets available for sale			0	[1]
Loans	[1]	11	0
Total	[1]	€ 48,851	€ 71,278

[1]	Includes assets pledged as collateral from transactions that do not result in liabilities or contingent liabilities.
[2]	Prior period results have been restated.